Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, tax			¥ 2,265
Net unrealized gains on investment in securities, tax	(34)	(2,820)	(2,379)	(6,610)
Reclassification adjustment included in net income, tax	17	1,463	(3,289)	(1,206)
Defined benefit pension plans, tax	22	1,807	1,339	(4,567)
Reclassification adjustment included in net income, tax	0	(33)	88	(358)
Foreign currency translation adjustments, tax	(4)	(335)	245	(4,487)
Reclassification adjustment included in net income, tax	0	0	(31)	(235)
Net unrealized losses on derivative instruments, tax	6	450	488	743
Reclassification adjustment included in net income, tax	$ 2	¥ 198	¥ (150)	¥ 323